SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of segment results
	Year ended December 31, 2016
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	275,938	82,224		358,162
Cost of revenues	63,796	23,465	46	87,307
Gross profit	212,143	58,759		270,855
Research and development, net	49,848	3,195	12,216	65,259
Sales and marketing	1,241	15,469	706	17,416
General and administrative	13,192	1,415	52,634	67,241
Segment performance	147,862	38,680		120,939
Interest income				5,083
Financial expenses, net				(582)
Profit before taxes on income				125,440
Depreciation	3,798	291		4,089

	Year ended December 31, 2015
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	202,287	38,585		240,872
Cost of revenues	49,314	12,080	26	61,420
Gross profit	152,973	26,505		179,452
Research and development, net	33,249	2,128	8,016	43,393
Sales and marketing	421	11,113	1,277	12,811
General and administrative	8,794	1,065	35,650	45,509
Segment performance	110,509	12,199		77,739
Interest income				2,888
Financial expenses, net				(917)
Profit before taxes on income				79,710
Depreciation	3,296	16		3,312

	Year ended December 31, 2014
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	121,799	21,838		143,637
Cost of revenues	30,293	6,720	27	37,040
Gross profit	91,506	15,118		106,597
Research and development, net	28,995	1,805	6,130	36,930
Sales and Marketing	560	7,151	5,201	12,912
General and administrative	5,038	904	65,495	71,437
Segment performance	56,913	5,258		(14,682)
Interest income				1,305
Financial expenses, net				(4,442)
Loss before taxes on income				(17,819)
Depreciation	2,533	18		2,551